COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 35,330	¥ 252,758	¥ 248,903	¥ 191,809
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	454	3,247	112,264	(36,494)
Other comprehensive (loss) income	454	3,247	112,264	(36,494)
Comprehensive income	35,784	256,005	361,167	155,315
Less: comprehensive income attributable to non-controlling interests	1,639	11,721	1,934	19,759
Comprehensive income attributable to ordinary shareholders	$ 34,145	¥ 244,284	¥ 359,233	¥ 135,556